Summary of Significant Accounting Policies - Schedule of Company’S Started Exporting Products to International Markets (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies - Schedule of Company’S Started Exporting Products to International Markets (Details) [Line Items]
Revenue	$ 1,712,595
United Sates [Member]
Summary of Significant Accounting Policies - Schedule of Company’S Started Exporting Products to International Markets (Details) [Line Items]
Revenue	1,248,537
Canada [Member]
Summary of Significant Accounting Policies - Schedule of Company’S Started Exporting Products to International Markets (Details) [Line Items]
Revenue	158,603
Vietnam [Member]
Summary of Significant Accounting Policies - Schedule of Company’S Started Exporting Products to International Markets (Details) [Line Items]
Revenue	70,655
Australia [Member]
Summary of Significant Accounting Policies - Schedule of Company’S Started Exporting Products to International Markets (Details) [Line Items]
Revenue	$ 234,800